Other operating expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Net impairment loss on trade receivables	$ 1,537,000	$ 98,000
Impairment loss allowance	250,000	0
Total impairment loss on trade receivables	1,787,000	98,000
Restructuring costs	146,000	507,000
Other operating expense	$ 1,933,000	$ 605,000